Exhibit 99.4

Client Name:	DRMT 2018-4
Client Project Name:	DRMT 2018-4

Conditions Summary

Loans in Report:	215
Loans with Conditions:	87

7 - Total Active Conditions
7 - Non-Material Conditions
7 - Compliance Review Scope
7 - Category: State Rate Spread
176 - Total Satisfied Conditions

64 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Application
8 - Category: Assets
9 - Category: Credit/Mtg History
6 - Category: DTI
8 - Category: Income/Employment
5 - Category: Insurance
4 - Category: Legal Documents
8 - Category: Terms/Guidelines
7 - Category: Title
6 - Property Valuations Review Scope
5 - Category: Appraisal
1 - Category: Property
106 - Compliance Review Scope
7 - Category: Ability to Repay/Qualified Mortgage
3 - Category: Compliance Manual
3 - Category: Documentation
8 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
9 - Category: RESPA
3 - Category: Right of Rescission
1 - Category: Texas Home Equity
70 - Category: TILA/RESPA Integrated Disclosure
34 - Total Waived Conditions

20 - Credit Review Scope
2 - Category: Assets
4 - Category: Credit/Mtg History
2 - Category: DTI
4 - Category: Income/Employment
6 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
13 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Federal Consumer Protection
3 - Category: State Rate Spread
7 - Category: TILA/RESPA Integrated Disclosure

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